Nationwide Loomis All Cap Growth Fund
FUND SUMMARY: NATIONWIDE LOOMIS ALL CAP GROWTH FUND
Objective
The Nationwide Loomis All Cap Growth Fund seeks to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 84 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 95 of the Statement of Additional Information. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nationwide Loomis All Cap Growth Fund	Class A Shares	Class R6 Shares	Eagle Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nationwide Loomis All Cap Growth Fund		Class A Shares	Class R6 Shares	Eagle Class Shares	Institutional Service Class Shares
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25%	none	none	none
Other Expenses		0.48%	0.23%	0.33%	0.48%
Total Annual Fund Operating Expenses		1.53%	1.03%	1.13%	1.28%
Fee Waiver/Expense Reimbursement	[1]	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.35%	0.85%	0.95%	1.10%
[1]	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.85% until at least February 29, 2020. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nationwide Loomis All Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	1,014	1,345	2,279
Class R6 Shares	87	310	551	1,243
Eagle Class Shares	97	341	605	1,359
Institutional Service Class Shares	112	388	685	1,529

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.94% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest in equity securities, primarily common stocks, issued by companies of any size. The Fund normally will invest across a wide range of sectors and industries, using a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s subadviser aims to invest in stocks of companies when they trade at a significant discount to the subadviser’s estimate of intrinsic value. The subadviser will consider selling a portfolio investment when it believes an unfavorable structural change occurs within a given business or the markets in which it operates, when a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects the subadviser’s estimate of intrinsic value, or for other investment reasons which the subadviser deems appropriate.

The Fund is not required to maintain any specified percentage of its assets in securities of a particular capitalization size. The Fund is permitted, therefore, at any given time, to invest either all of its assets or none of its assets in any particular capitalization size, or to invest a flexible combination of its assets among various capitalization sizes. The Fund may invest up to 25% of its net assets in foreign securities. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Limited portfolio holdings risk – because the Fund may hold large positions in a smaller number of securities, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.

Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class R6 Shares <br/>(Years Ended December 31,)

Highest Quarter:	5.66%	–	3rd qtr. of 2018
Lowest Quarter:	-12.76%	–	4th qtr. of 2018

After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception date for Eagle Class shares is June 19, 2018. Pre-inception historical performance for Eagle Class shares is based on the previous performance of Institutional Service Class shares. Performance for Eagle Class shares has not been adjusted to reflect that share class’s lower expenses than those of Institutional Service Class shares.
Average Annual Total Returns<br/>(For the Periods Ended December 31, 2018)
Average Annual Total Returns - Nationwide Loomis All Cap Growth Fund	1 Year	Since Inception	Inception Date
Class A Shares	(8.75%)	2.06%	May 31, 2017
Class R6 Shares	(2.88%)	6.37%	May 31, 2017
Class R6 Shares | After Taxes on Distributions	(5.30%)	4.60%	May 31, 2017
Class R6 Shares | After Taxes on Distributions and Sales of Shares	(1.03%)	4.44%	May 31, 2017
Institutional Service Class Shares	(2.95%)	6.21%	May 31, 2017
Eagle Class Shares	(2.99%)	6.18%	Jun. 19, 2018
Russell 3000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.)	(2.12%)	7.17%	May 31, 2017